Other non-current assets	12 Months Ended
Dec. 31, 2017
Other non-current assets
Other non‑current assets

11. Other non‑current assets

At December 31, 2017 other non‑current assets of €21 million (2016: €20 million) include €8 million (2016: €6 million) relating to the Group’s investment in its joint ventures.